LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of components of long-term obligations	The components of long-term obligations at December 31 were as follows:

	2013	2012
Accrued royalties	$17,605	$23,566
Other	3,945	2,960
	$21,550	$26,526